Earnings per common share	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Earnings per common share
10. Earnings per common share
Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and the common shares of MHFG under the stock compensation programs.
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	563,176	815,540

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	563,176	815,540

	Six months ended September 30,
	2024	2025

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,068	2,499,196

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	459	450

Weighted average common shares after assumed conversions	2,536,527	2,499,646

	Six months ended September 30,
	2024	2025

	(in yen)
Earnings per common share:
Basic net income per common share	222.07	326.32

Diluted net income per common share	222.03	326.26